PROVISIONS AND CONTINGENT LIABILITIES - Loan commitments (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 13,062,974	$ 12,044,757
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	409,239	606,027
Commitments greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	175,825	20,060
Commitments greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	7,894,165	5,962,608
1 to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	1,158,023	2,100,683
Between 3 and 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	3,274,107	2,959,532
More than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 151,615	$ 395,847